Consolidated Statements of Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Condition [Abstract]
Held to maturity securities, fair value	$ 1,492,374	$ 2,010,430	$ 3,340,974
Time deposits	$ 100,000	$ 100,000	$ 100,000
Common Stock, par value	$ 1	$ 1	$ 1
Common Stock, shares authorized	15,000,000	15,000,000	15,000,000
Common Stock, shares issued	5,136,918	5,151,139	5,151,697
Common Stock, shares outstanding	5,136,918	5,151,139	5,151,697